ADVISORS PREFERRED TRUST

Quantified Managed Bond Fund

Investor Class Shares QBDSX

Quantified All-Cap Equity Fund

Investor Class Shares QACFX

Quantified Market Leaders Fund

Investor Class Shares QMLFX

Quantified Alternative Investment Fund

Investor Class Shares QALTX

Incorporated herein by reference is the definitive version of the prospectus for the Investor Class Shares of each of the Quantified Managed Bond Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund and Quantified Alternative Investment Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 5, 2014 (SEC Accession No. 0000910472-14-004882).